Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties		$ 2,898,506	$ 3,868,691
Tu Jingyi [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[1]	152,725	210,028
Guardforce Holdings (HK) Limited [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[2]	43,337	394,016
Guardforce Security (Thailand) Company Limited [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[3]	74,429	77,413
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[4]	2,528,916	2,403,555
Shenzhen Zhongzhi Yonghao Robot Co., Ltd. [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[5]	63,718	394,151
Shenzhen Qianban Technology Co., Ltd. [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[5]		99,733
Guardforce Security Service (Shanghai) Co., Ltd. [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[5]	35,225	267,764
Shenzhen Guardforce Qiyun Technology Co., Ltd. [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[5]		189
Shanghai Yongan Security Alarm System Co., Ltd. [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[5]		21,842
Guardforce Aviation Security Company Limited [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[3]	$ 156

[1]	Amount due to Tu Jingyi (“Mr. Tu”) represents accrued interest on loans. During the year ended December 31, 2023, the Company repaid $78,863 to Mr. Tu to settle a portion of accrued interest outstanding as of December 31, 2022. Interest accrued for the year ended December 31, 2023 was $21,560.
[2]	As of December 31, 2023, amount due to Guardforce Holdings (HK) Limited represents the interest accrued for the year December 31, 2023. During the year ended December 31, 2023, the Company had fully repaid the outstanding balance as of December 31, 2022, which comprised of $195,398 advances made and $198,618 accrued interests on loans.
[3]	Amounts due to Guardforce Security (Thailand) Company Limited, Guardforce Aviation Security Company Limited and Guardforce Aviation Security Company Limited represent accounts payable for services provided by related parties.
[4]	Amounts due to Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Keiwei”) and its subsidiaries comprised of $2,754,489 representing trade payables for the purchase of robots from a related party and $5,600 expense paid on behalf by a related party, offset with receivable balance of (i) $151,265 from the return of robots to Shenzhen Kewei; (ii) $68,350 robots rental fee charged to Shenzhen Kewei; and (iii) $11,558 expense paid expense paid on behalf of Shenzhen Kewei.
[5]	Amounts due to related parties represent business advances for operational purposes.